Investment Objectives and Goals	Nov. 21, 2025
Calamos Laddered S&P 500 Structured Alt Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Laddered S&P 500® Structured Alt Protection ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Laddered S&P 500® Structured Alt Protection ETF® (the "Fund") seeks to provide investors with capital appreciation.
Calamos Laddered Bitcoin Structured Alt Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Laddered Bitcoin Structured Alt Protection ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Laddered Bitcoin Structured Alt Protection ETF® (the "Fund") seeks to provide exposure to the price of bitcoin.
Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Laddered Bitcoin 90 Series Structured Alt Protection ETF® (the "Fund") seeks to provide exposure to the price of bitcoin.
Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF®
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Laddered Bitcoin 80 Series Structured Alt Protection ETF® (the "Fund") seeks to provide exposure to the price of bitcoin.